Income Taxes - Schedule of Valuation Allowance for Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventory Valuation Allowance [Abstract]
Valuation allowance for deferred tax assets, beginning of year	$ 1,414,090	$ 733,726
Increases allocated to continuing operations	(731,768)	792,545
Translation adjustment		(112,181)
Net change in the valuation allowance	(731,768)	680,364
Valuation allowance for deferred tax assets, ending of year	$ 682,322	$ 1,414,090